Equity - Schedule of Accumulated Other Comprehensive Income Loss (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Jan. 01, 2023 KRW (₩)	[1]	Dec. 31, 2022 KRW (₩)
Disclosure of Accumulated Other Comprehensive Income Loss [Abstract]
Remeasurements of net defined benefit liabilities	₩ (247,241)		₩ (161,295)
Currency translation differences	809,089		261,752
Gains(losses) on financial instruments at fair value through other comprehensive income	(1,518,990)		(2,735,499)
Share of other comprehensive loss of associates and joint ventures	(3,153)		(3,318)
Gains(Losses) on cash flow hedging instruments	108,318		73,555
Losses on hedging instruments of net investments in foreign operations	(316,109)		(129,401)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	(17,314)		(11,800)
Finance gains or losses on insurance contract assets (liabilities)	1,682,322		4,858,650
Total	₩ 496,922	$ 336,246	₩ 2,152,644	[1]	₩ 1,002,881		₩ 1,002,881

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.